SUPPLEMENTAL CASH FLOW DISCLOSURE - Schedule of change in non-cash working capital items (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of cash flows [abstract]
Inventories	$ (78,629,302)	$ (24,531,634)	$ (2,425,104)
Accounts receivable	(17,359,223)	(1,135,798)	(8,898,565)
Prepaid expenses	(4,407,403)	(756,600)	(152,908)
Trade and other payables	17,245,077	5,508,396	1,365,888
Net change in non-cash working capital items	(83,150,851)	$ (20,915,636)	$ (10,110,689)
Payables, acquisition of intangible assets	554,310
Payables, acquisition of property, plant and equipment	$ 8,797,575